Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Korea Aerospace Industries Ltd.	471,209	$17,499,455

Air Freight & Logistics — 0.5%
CJ Logistics Corp.(a)	10,851	736,206
Hyundai Glovis Co. Ltd.	122,585	16,629,753
		17,365,959
Airlines — 0.6%
Korean Air Lines Co. Ltd.(a)	1,085,928	21,304,769

Auto Components — 2.1%
Hankook Tire & Technology Co. Ltd.	522,225	13,638,940
Hanon Systems(b)	1,322,792	8,852,636
Hyundai Mobis Co. Ltd.	308,834	50,549,490
		73,041,066
Automobiles — 4.5%
Hyundai Motor Co.	652,849	85,053,663
Kia Corp.	1,263,854	66,559,481
		151,613,144
Banks — 7.2%
Hana Financial Group Inc.	1,516,719	51,874,889
Industrial Bank of Korea	1,694,849	14,507,329
KakaoBank Corp.(a)(b)	526,699	10,218,433
KB Financial Group Inc.	1,882,654	74,755,917
Shinhan Financial Group Co. Ltd.	2,259,648	65,507,461
Woori Financial Group Inc.	3,002,886	29,998,639
		246,862,668
Biotechnology — 2.1%
Alteogen Inc.(a)	8,561	243,476
Celltrion Inc.(b)	473,659	64,211,474
Seegene Inc.	56,255	1,316,796
SK Bioscience Co. Ltd.(a)(b)	97,439	6,232,438
		72,004,184
Capital Markets — 1.7%
Korea Investment Holdings Co. Ltd.	265,848	11,817,427
Meritz Securities Co. Ltd.(b)	2,887,179	12,987,036
Mirae Asset Securities Co. Ltd.	2,493,164	12,724,428
NH Investment & Securities Co. Ltd.	1,174,521	8,668,561
Samsung Securities Co. Ltd.	430,924	11,661,759
		57,859,211
Chemicals — 5.8%
Hanwha Solutions Corp.(a)	685,256	27,123,832
Kumho Petrochemical Co. Ltd.	144,814	16,657,730
LG Chem Ltd.	222,168	126,820,509
Lotte Chemical Corp.(b)	103,467	14,606,637
SK Chemicals Co. Ltd.	825	56,326
SK IE Technology Co. Ltd.(a)(b)(c)	104,434	5,345,808
SKC Co. Ltd.(b)	88,283	7,657,433
		198,268,275
Commercial Services & Supplies — 0.2%
S-1 Corp.	137,044	6,703,102

Construction & Engineering — 1.0%
GS Engineering & Construction Corp.	8,306	150,223
Hyundai Engineering & Construction Co. Ltd.(b)	490,848	15,515,412
Samsung Engineering Co. Ltd.(a)	1,040,534	19,672,456
		35,338,091
Construction Materials — 0.9%
POSCO Chemical Co. Ltd.	172,880	29,200,835
Security	Shares	Value

Diversified Telecommunication Services — 0.4%
LG Uplus Corp.	1,336,564	$12,355,543

Electric Utilities — 0.6%
Korea Electric Power Corp.(a)	1,381,065	21,897,205

Electrical Equipment — 2.9%
Doosan Enerbility Co. Ltd.(a)(b)	1,791,124	23,208,904
Ecopro BM Co. Ltd.(b)	210,599	18,661,009
LG Energy Solution(a)(b)	128,768	58,250,421
		100,120,334
Electronic Equipment, Instruments & Components — 6.9%
Iljin Materials Co. Ltd.	96,354	4,620,937
L&F Co. Ltd.(a)(b)	100,530	17,334,941
LG Display Co. Ltd.	1,398,408	15,606,187
LG Innotek Co. Ltd.	87,336	21,056,499
Samsung Electro-Mechanics Co. Ltd.	302,936	33,161,734
Samsung SDI Co. Ltd.	254,616	143,737,851
		235,518,149
Entertainment — 2.4%
CJ ENM Co. Ltd.	6,872	443,670
HYBE Co. Ltd.(a)(b)	79,134	8,774,919
Kakao Games Corp.(a)	148,234	5,023,370
Krafton Inc.(a)	118,972	20,939,983
NCSoft Corp.	90,942	32,944,311
Netmarble Corp.(b)(c)	172,304	6,479,543
Pearl Abyss Corp.(a)(b)	241,355	8,128,993
		82,734,789
Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	66,049	10,365,560
E-MART Inc.	142,664	10,091,495
		20,457,055
Food Products — 0.9%
CJ CheilJedang Corp.(b)	56,784	17,127,204
Orion Corp./Republic of Korea(b)	156,560	14,058,710
		31,185,914
Health Care Equipment & Supplies — 0.6%
HLB Inc.(a)(b)	609,459	15,345,819
SD Biosensor Inc.	149,840	3,790,920
		19,136,739
Health Care Providers & Services — 0.6%
Celltrion Healthcare Co. Ltd.(b)	375,080	18,827,001

Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.(a)	736,460	14,152,634

Household Durables — 1.6%
Coway Co. Ltd.	305,845	13,465,370
LG Electronics Inc.	550,029	41,504,967
		54,970,337
Industrial Conglomerates — 3.7%
CJ Corp.	121,133	7,118,584
GS Holdings Corp.	346,215	12,868,467
LG Corp.	460,703	29,710,959
Samsung C&T Corp.	439,177	41,198,212
SK Inc.	199,109	33,606,615
		124,502,837
Insurance — 2.0%
DB Insurance Co. Ltd.	335,021	15,924,111
Meritz Fire & Marine Insurance Co. Ltd.(b)	145,286	5,134,879
Samsung Fire & Marine Insurance Co. Ltd.	166,795	26,180,303

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Life Insurance Co. Ltd.	398,476	$22,369,675
		69,608,968
Interactive Media & Services — 4.2%
Kakao Corp.(b)	1,360,514	59,694,467
NAVER Corp.(b)	581,008	84,457,410
		144,151,877
IT Services — 0.5%
Samsung SDS Co. Ltd.	186,272	18,201,041

Life Sciences Tools & Services — 1.8%
Samsung Biologics Co. Ltd.(a)(b)(c)	87,712	59,656,267

Machinery — 1.6%
Doosan Bobcat Inc.	399,266	10,928,700
Hyundai Heavy Industries Co. Ltd.(a)(b)	75,109	6,880,096
Hyundai Mipo Dockyard Co. Ltd.(a)	101,514	6,658,043
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	223,471	13,453,873
Samsung Heavy Industries Co. Ltd.(a)(b)	3,721,661	14,889,426
		52,810,138
Marine — 0.9%
HMM Co. Ltd.(b)	1,158,660	19,968,456
Pan Ocean Co. Ltd.	2,508,928	10,437,100
		30,405,556
Media — 0.3%
Cheil Worldwide Inc.	549,736	10,196,367

Metals & Mining — 3.7%
Hyundai Steel Co.	545,341	14,268,755
Korea Zinc Co. Ltd.	53,563	25,894,972
POSCO Holdings Inc.	376,933	86,280,008
		126,443,735
Multiline Retail — 0.2%
Lotte Shopping Co. Ltd.	96,961	6,301,893

Oil, Gas & Consumable Fuels — 2.1%
HD Hyundai Co. Ltd.	311,512	15,402,694
SK Innovation Co. Ltd.(a)	284,541	39,369,190
S-Oil Corp.	272,912	18,068,957
		72,840,841
Personal Products — 1.3%
Amorepacific Corp.(b)	175,973	17,715,652
AMOREPACIFIC Group	44,005	1,069,660
LG H&H Co. Ltd.	47,773	24,108,131
		42,893,443
Pharmaceuticals — 1.1%
Celltrion Pharm Inc.(a)	84,739	4,348,557
Hanmi Pharm Co. Ltd.	49,687	9,934,290
SK Biopharmaceuticals Co. Ltd.(a)(b)	136,291	7,703,389
Yuhan Corp.	365,767	16,349,587
		38,335,823
Semiconductors & Semiconductor Equipment — 5.2%
SK Hynix Inc.(b)	2,472,258	163,168,991
SK Square Co. Ltd.(a)	424,547	12,300,237
		175,469,228
Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(b)	199,824	11,229,303

Technology Hardware, Storage & Peripherals — 22.1%
Samsung Electronics Co. Ltd.	15,683,997	753,599,615
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
F&F Co. Ltd./New(b)	73,425	$8,571,926

Tobacco — 1.3%
KT&G Corp.	585,250	44,408,232

Total Common Stocks — 97.6%
(Cost: $1,661,969,513)		3,328,043,549

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	174,265	11,184,880
Series 2, Preference Shares, NVS	228,711	14,416,142
		25,601,022
Chemicals — 0.5%
LG Chem Ltd., Preference Shares, NVS	60,321	15,535,815

Personal Products — 0.0%
LG H&H Co. Ltd., Preference Shares, NVS	3,057	653,813

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	75,441	3,244,088

Total Preferred Stocks — 1.3%
(Cost: $23,141,540)		45,034,738

Rights

Health Care Equipment & Supplies — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)	48,760	271,741

Total Rights — 0.0%
(Cost: $0)		271,741

Total Long-Term Investments — 98.9%
(Cost: $1,685,111,053)		3,373,350,028

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	153,346,260	153,361,595
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,580,000	2,580,000

Total Short-Term Securities — 4.6%
(Cost: $155,948,946)		155,941,595

Total Investments — 103.5%
(Cost: $1,841,059,999)		3,529,291,623

Liabilities in Excess of Other Assets — (3.5)%		(118,210,046)

Net Assets — 100.0%		$3,411,081,577

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,934,661	$20,450,762	(a)	$—	$28,795	$(52,623)	$153,361,595	153,346,260	$538,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	830,000	(a)	—	—	—	2,580,000	2,580,000	7,009		—
					$28,795	$(52,623)	$155,941,595		$545,797		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI2 Index	479	12/08/22	$29,489	$1,250,647

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$3,328,043,549	$—	$3,328,043,549
Preferred Stocks	—	45,034,738	—	45,034,738
Rights	—	271,741	—	271,741
Money Market Funds	155,941,595	—	—	155,941,595
	$155,941,595	$3,373,350,028	$—	$3,529,291,623
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,250,647	$—	$1,250,647

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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